Pay vs Performance Disclosure - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 10, 2023	Oct. 11, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PEO	Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment based on (5):		Net Income (Loss) ($ Millions)	Net Sales ($ Millions) (6)
						TSR ($)	Peer Group TSR ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Amanda Baldwin	2025	6,541,537	3,734,621	1,600,088	1,266,887	5.47	135.10	(9.25)	422.96
	2024	1,355,970	(3,498,161)	1,392,594	473,703	7.06	130.03	19.52	422.67
	2023	14,027,691	17,155,687	1,563,200	358,542	10.37	113.19	61.59	458.30
John P. Bilbrey	2023	589,863	552,720	1,563,200	358,542	10.37	113.19	61.59	458.30
JuE Wong	2023	1,014,815	(55,248,734)	1,563,200	358,542	10.37	113.19	61.59	458.30
	2022	1,334,150	(491,284,571)	1,221,338	(109,173,726)	21.27	112.61	244.07	704.27
	2021	1,593,289	688,933,762	1,473,439	132,623,587	118.90	113.31	220.78	598.37

Company Selected Measure Name				Net Sales
Named Executive Officers, Footnote	Ms. Baldwin became the Chief Executive Officer of Olaplex on December 11, 2023. Mr. Bilbrey was the Interim Chief Executive Officer of Olaplex from October 12, 2023 to December 10, 2023. Ms. Wong was the Chief Executive Officer of Olaplex from January 2020 through October 11, 2023. The dollar amounts reported in column (b) are the amounts of total compensation reported for each of Ms. Baldwin, Mr. Bilbrey and Ms. Wong (our “PEOs” for purposes of this summary) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation — Compensation Tables — Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our PEOs, Ms. Baldwin, Mr. Bilbrey, and Ms. Wong) in the “Total” column of the Summary Compensation Table in each applicable year. The individuals comprising the non-PEO NEOs for each year presented are listed below:

2021	2022	2023	2024	2025
Eric Tiziani	Eric Tiziani	Eric Tiziani	Catherine Dunleavy	John Duffy
Tiffany Walden	Tiffany Walden	—	Paul Kosturos	Catherine Dunleavy
—	—	—	Eric Tiziani	Trisha Fox

Peer Group Issuers, Footnote				The Peer Group TSR set forth in this table utilizes the S&P Consumer Staples Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting September 30, 2021, through the end of the listed year in the Company and in the S&P Consumer Staples Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) for "Compensation Actually Paid" to the PEO for each of Ms. Baldwin, Mr. Bilbrey and Ms. Wong have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation actually earned by or paid to each of them during the applicable year. These amounts reflect the following adjustments to the "Total" column of the Summary Compensation Table for each of our PEOs for each corresponding year:

PEO	Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO (i), (ii) ($)	Inclusion of Equity Values for PEO (i), (iii) ($)	Compensation Actually Paid to PEO ($)
	(a)	(b)	(c)	(d)	(e)
Amanda Baldwin	2025	6,541,537	(5,000,000)	2,193,084	3,734,621
	2024	1,355,970	—	(4,854,131)	(3,498,161)
	2023	14,027,691	(12,999,999)	16,127,995	17,155,687
John P. Bilbrey	2023	589,863	(400,000)	362,857	552,720
JuE Wong	2023	1,014,815	—	(56,263,549)	(55,248,734)
	2022	1,334,150	—	(492,618,721)	(491,284,571)
	2021	1,593,289	—	687,340,473	688,933,762
(i)     Equity values shown in columns (c) and (d) are calculated in accordance with FASB ASC Topic 718.

(ii)    Amounts shown in column (c) are the totals from the "Stock awards" and "Option awards" columns set forth in the Summary Compensation Table for each PEO for each applicable year.
(iii)    Amounts shown in column (d) represent the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In our proxy statement disclosures in respect of the fiscal year ended December 31, 2022, “Compensation Actually Paid” for equity awards for 2021 was calculated based on the change in value of equity awards between our IPO date of September 30, 2021 and the end of the fiscal year. Based on SEC guidance following the date such proxy statement was filed, the table above now reflects that “Compensation Actually Paid” for equity awards for 2021 was calculated based on the change in value of equity awards between December 31, 2020 and December 31, 2021. The amounts deducted or added in calculating the “Inclusion of Equity Values for PEO” adjustments for each of Ms. Baldwin, Mr. Bilbrey and Ms. Wong are as follows:

PEO	Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total - Inclusion of Equity Values ($)
Amanda Baldwin	2025	4,437,086	(1,450,530)	—	(793,472)	—	—	2,193,084
	2024	—	(4,089,175)	—	(764,956)	—	—	(4,854,131)
	2023	16,127,995	—	—	—	—	—	16,127,995
John P. Bilbrey	2023	362,857	—	—	—	—	—	362,857
JuE Wong	2023	—	—	—	(15,779,947)	(40,483,602)	—	(56,263,549)
	2022	—	(381,450,895)	—	(111,167,826)	—	—	(492,618,721)
	2021	—	639,422,160	—	47,918,313	—	—	687,340,473

Non-PEO NEO Average Total Compensation Amount				$ 1,600,088	$ 1,392,594	$ 1,563,200	$ 1,221,338	$ 1,473,439
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,266,887	473,703	358,542	(109,173,726)	132,623,587
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding Ms. Baldwin, Mr. Bilbrey and Ms. Wong), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Ms. Baldwin, Mr. Bilbrey and Ms. Wong) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Baldwin, Mr. Bilbrey and Ms. Wong) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs (i) ($)	Average Inclusion of Equity Values for Non-PEO NEOs (ii) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
(a)	(b)	(c)	(d)	(e)
2025	1,600,088	(833,333)	500,132	1,266,887
2024	1,392,594	(1,000,000)	81,109	473,703
2023	1,563,200	(1,000,000)	(204,658)	358,542
2022	1,221,338	—	(110,395,064)	(109,173,726)
2021	1,473,439	(657,108)	131,807,256	132,623,587
(i)     Amounts shown in column (c) represent the average of the total of the amounts reported in the “Stock awards” and “Option         awards” columns in the Summary Compensation Table for the Non-PEO NEOs for each applicable year.

(ii) Amounts added or deducted in column (d) for each applicable year are as follows, using the same methodology described above in Note 2:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	739,514	(187,572)	—	(51,810)	—	—	500,132
2024	620,072	—	—	(27,230)	(511,733)	—	81,109
2023	715,493	(690,450)	—	(229,701)	—	—	(204,658)
2022	—	(27,856,941)	—	(22,114,837)	(60,423,286)	—	(110,395,064)
2021	15,075,986	114,684,322	2,059,153	(12,205)	—	—	131,807,256

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEOs, the average of “Compensation Actually Paid” to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the S&P Consumer Staples Index.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEOs, the average of “Compensation Actually Paid” to our Non-PEO NEOs, and the Company's net income during its five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between "Compensation Actually Paid" to our PEOs, the average of "Compensation Actually Paid" to our Non-PEO NEOs, and the Company's net sales during its five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEOs, the average of “Compensation Actually Paid” to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the S&P Consumer Staples Index.

Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking "Compensation Actually Paid" to our PEO and other NEOs for fiscal year 2025 to Company performance. The measures in this table are not ranked.

Net Sales
Adjusted EBITDA

Total Shareholder Return Amount				$ 5.47	7.06	10.37	21.27	118.90
Peer Group Total Shareholder Return Amount				135.10	130.03	113.19	112.61	113.31
Net Income (Loss)				$ (9,250,000)	$ 19,520,000	$ 61,590,000	$ 244,070,000.00	$ 220,780,000
Company Selected Measure Amount				422,960,000	422,670,000	458,300,000	704,270,000	598,370,000
Additional 402(v) Disclosure				The Company determined Net Sales to be the most important financial performance measure used to link Company performance to "Compensation Actually Paid" to our PEO and Non-PEO NEOs in 2025.
Measure:: 1
Pay vs Performance Disclosure
Name				Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Amanda Baldwin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,541,537	$ 1,355,970	$ 14,027,691
PEO Actually Paid Compensation Amount				$ 3,734,621	$ (3,498,161)	17,155,687
PEO Name	Ms. Baldwin			Ms. Baldwin	Ms. Baldwin
John P. Bilbrey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						589,863
PEO Actually Paid Compensation Amount						552,720
PEO Name		Mr. Bilbrey
JuE Wong [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,014,815	$ 1,334,150	$ 1,593,289
PEO Actually Paid Compensation Amount						(55,248,734)	$ (491,284,571)	$ 688,933,762
PEO Name			Ms. Wong				Ms. Wong	Ms. Wong
PEO | Amanda Baldwin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (5,000,000)	$ 0	(12,999,999)
PEO | Amanda Baldwin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,193,084	(4,854,131)	16,127,995
PEO | Amanda Baldwin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,437,086	0	16,127,995
PEO | Amanda Baldwin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,450,530)	(4,089,175)	0
PEO | Amanda Baldwin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Amanda Baldwin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(793,472)	(764,956)	0
PEO | Amanda Baldwin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Amanda Baldwin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | John P. Bilbrey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(400,000)
PEO | John P. Bilbrey [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						362,857
PEO | John P. Bilbrey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						362,857
PEO | John P. Bilbrey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John P. Bilbrey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John P. Bilbrey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John P. Bilbrey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John P. Bilbrey [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | JuE Wong [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	$ 0	$ 0
PEO | JuE Wong [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(56,263,549)	(492,618,721)	687,340,473
PEO | JuE Wong [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
PEO | JuE Wong [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(381,450,895)	639,422,160
PEO | JuE Wong [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
PEO | JuE Wong [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(15,779,947)	(111,167,826)	47,918,313
PEO | JuE Wong [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(40,483,602)	0	0
PEO | JuE Wong [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(833,333)	(1,000,000)	(1,000,000)	0	(657,108)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				500,132	81,109	(204,658)	(110,395,064)	131,807,256
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				739,514	620,072	715,493	0	15,075,986
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(187,572)	0	(690,450)	(27,856,941)	114,684,322
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	2,059,153
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(51,810)	(27,230)	(229,701)	(22,114,837)	(12,205)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(511,733)	0	(60,423,286)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0	$ 0	$ 0